SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID (Details)	Sep. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 254,010
2025	245,261
2026	201,876
2027	197,932
2028	197,932
Thereafter	1,551,217
Total future minimum loan payments	2,648,228
Less: imputed interest	(577,665)
Present value of loan liabilities	$ 2,070,563